Loss for the Period - Disclosure of Detailed Information About Profit Loss from Operating Activities in Connection with Specific Expenses (Details) - NZD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2019	Jan. 31, 2018	Jun. 30, 2016
Loss For Period
Salaries and wages	$ 19,917	$ 30,872	$ 33,613	$ 33,666
Defined contribution expenses	1,022	508	545	1,588
Employee benefits expense	20,939	31,380	34,158	35,254
Depreciation	1,664	2,151	2,724	2,966
Amortisation	178	231	306	323
Impairment loss	292	8,173	1,914	2,157
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss	2,134	10,555	4,944	5,446
Lease payments	6,485	9,760	10,807	11,034
Sublease payments received	(354)		(483)	(567)
Rental expense on operating leases	$ 6,131	$ 9,760	$ 10,324	$ 10,467